Taxes - Income tax recorded in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about income tax [Line Items]
Pre-tax	$ 303,298	$ 2,233,149	$ 2,228,559
Deferred tax	(89,526)	(656,835)	(666,767)
After tax	213,772	1,576,314	1,561,792
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	(1,186)	(356,339)	797,658
Deferred tax	1,908	118,008	(264,284)
After tax	722	(238,331)	533,374
Hedge of a net investment in a foreign operation
Disclosure of detailed information about income tax [Line Items]
Pre-tax	520,490	87,524	1,382,278
Deferred tax	(156,147)	(26,257)	(410,324)
After tax	364,343	61,267	971,954
Hedge with derivative instruments
Disclosure of detailed information about income tax [Line Items]
Pre-tax	(78,547)	(69,220)	77,872
Deferred tax	23,475	22,769	(25,698)
After tax	(55,072)	(46,451)	52,174
Actuarial valuation gains (losses) [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax	(137,459)	2,571,184	(29,249)
Deferred tax	41,238	(771,355)	33,539
After tax	$ (96,221)	$ 1,799,829	$ 4,290